STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

7.STOCK-BASED COMPENSATION

As of March 31, 2026, the Company maintained two stock incentive plans: the Katapult 2014 Plan and the Katapult 2021 Plan.

No equity awards have been granted under the Katapult 2014 Plan since October 2020, and the Company does not expect to be grant any additional awards under this plan.

Stock Options

A summary of the status of the stock options under the Katapult 2014 Plan as of March 31, 2026, and changes during the three months then ended is presented below:

Weighted-
Average
Remaining
		Weighted-	Contractual	Aggregate
	Number of	Average	Term	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance – December 31, 2025	255,189	$6.97	3.4	$350
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	—	—
Balance – March 31, 2026	255,189	$6.97	3.1	$473

No stock options were exercised during either the three months ended March 31, 2026 and 2025.

Katapult 2021 Plan

The 2021 Plan provides for the issuance of equity awards to employees, directors and consultants. Awards granted under the plan generally vest over one to four years. As of March 31, 2026, there were 433,922 shares of common stock available for future issuance under our 2021 equity incentive plan.

The following table summarizes the Company’s RSA activity under the 2021 Plan during the three months ended March 31, 2026:

	Restricted Stock Units
		Weighted-
		Average
		Grant Date
	Shares	Fair Value
Balance – December 31, 2025	115,758	$16.04
Granted	—	—
Exercised / Vested	(26,438)	25.37
Forfeited	(5,924)	18.03
Balance – March 31, 2026	83,396	$12.94

Stock-Based Compensation Expense — Stock-based compensation expense was $0.5 million and $1.1 million for the three months ended March 31, 2026 and 2025, respectively. Stock-based compensation expense is included in operating expenses in the condensed consolidated statements of operations.

As of March 31, 2026, there was $0.7 million of unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 0.8 years. The total fair value of RSUs vested during the three months ended March 31, 2026 was $0.2 million.

8.	STOCK-BASED COMPENSATION

As of December 31, 2025, the Company has two stock incentive plans, the Cognical Holdings, Inc. 2014 Stock Incentive Plan, (“Katapult 2014 Plan”) and the Katapult Holdings, Inc. 2021 Stock Incentive Plan, (“Katapult 2021 Plan”).

Katapult 2014 Plan

In accordance with the Katapult 2014 Plan, the board of directors could grant equity awards to officers, employees, directors and consultants for common stock. The Katapult 2014 Plan has specific vesting for each stock option grant allowing vesting of the options over one to four years. No equity awards have been granted under the Katapult 2014 Plan since October 2020 and no new equity awards are expected to be granted under the Katapult 2014 Plan.

Stock Options

A summary of the status of the stock options under the Katapult 2014 Plan as of December 31, 2025, and changes during the year is presented below:

			Weighted-Average
			Remaining
	Number of	Weighted-Average	Contractual	Aggregate
	Shares	Exercise Price	Term (In Years)	Intrinsic Value
Balance – December 31, 2024	256,689	$6.96	4.4	$415
Granted	—	—
Exercised	(1,500)	4.75
Forfeited	—	—
Expired	—	—
Balance – December 31, 2025	255,189	$6.97	3.4	$350

The total intrinsic value of stock options exercised during the year ended December 31, 2025 was $17 thousand.

Katapult 2021 Plan

On June 9, 2021, the approved Katapult 2021 Plan became effective.

In accordance with the Katapult 2021 Plan, directors may issue equity awards, including restricted stock awards (“RSAs”), restricted stock unit award, and stock options to officers, employees, directors and consultants to purchase common stock. The awards granted are subject to either service-based and/or performance-based vesting conditions. Restricted stock units (“RSUs”) are equity awards granted to employees that entitle the holder to shares of common stock when the awards vest. RSUs are measured based on the fair value of the Company’s common stock on the date of grant. Awards granted under the Katapult 2021 Plan generally vest over one to four years. As of December 31, 2025, there were 273,853 RSAs available for future issuance under the Katapult 2021 Plan.

The following tables summarizes the Company’s RSA activity under the Katapult 2021 Plan during the year ended December 31, 2025:

	Stock Options				Restricted Stock Units
		Weighted-	Weighted-Average			Weighted-
		Average	Remaining	Aggregate		Average
	Number of	Exercise	Contractual	Intrinsic		Grant Date
	Options	Price	Term (In Years)	Value	Shares	Fair Value
Balance – December 31, 2024	13,865	$261.25	6.5	$—	264,812	$22.83
Granted	—	—			98,540	9.59
Exercised / Vested	—	—			(216,130)	21.92
Forfeited	(13,865)	261.25			(31,464)	12.58
Balance – December 31, 2025	—	N/A	N/A	N/A	115,758	$16.04

Stock-Based Compensation Expense — Stock-based compensation expense of $3.7 million and $5.8 million was recognized for the years ended December 31, 2025 and 2024, respectively. Stock-based compensation expense is included in operating expenses in the consolidated statements of operations and comprehensive income (loss).

As of December 31, 2025, there was $1.4 million of unrecognized compensation costs. This amount is expected to be recognized over a weighted-average period of 0.9 years. The total fair value of vested RSUs as of their respective vesting dates was $2.2 million.